Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net
6.	Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	836,435	790,706
Less: allowance for credit losses	(640,394)	(642,786)
Accounts receivable, net	196,041	147,920

No accounts receivable was pledged as of December 31, 2024 and 2025.

The following table presents the movement in the allowance for credit losses for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	557,073	614,246	640,394
Provision of allowance for credit losses	57,423	52,994	19,478
Receivables written off for the year	(250)	(26,846)	(17,086)
Balance at the end of the year	614,246	640,394	642,786